Consolidated Statements Of Financial Position € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 19,176	$ 13,556
Other investment	154	149
Receivables and prepaid expenses	2,782	131
Total current assets	22,112	13,836
Non-current assets
Restricted deposits	405	51
Other investment	1,355	2,513
Right-of-use asset	407	168
Intangible assets	13,453	0
Fixed assets, net	2,922	906
Total non-current assets	18,542	3,638
Total Assets	40,654	17,474
Current liabilities
Trade payables	382	351
Other payables	2,239	996
Current maturities of lease liabilities	165	180
Derivative instrument	0	316
Total current liabilities	2,786	1,843
Non-current liabilities
Long-term lease liabilities	246	0
Total non-current liabilities	246	0
Equity
Share capital and premium on shares	69,610	30,481
Capital reserves	3,708	3,319
Currency translation differences reserve	1,275	780
Accumulated deficit	(36,971)	(18,949)
Total Equity	37,622	15,631
Total liabilities and Equity	$ 40,654	$ 17,474